Additional Information to the Items of Profit or Loss (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Other expenses, net		$ (160)	$ (1)
Impairment of goodwill [Member]
Statement Line Items [Line Items]
Other expenses, net		160
Capital loss from sale of equipment [Member]
Statement Line Items [Line Items]
Other expenses, net			$ 1